Revenue - Summary Of Revenue Information By Customer Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,867	$ 781	$ 14,856	$ 1,553
North America
Disaggregation of Revenue [Line Items]
Total revenue	1,338	779	3,312	1,215
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	10,445	0	11,411	333
Others
Disaggregation of Revenue [Line Items]
Total revenue	$ 84	$ 2	$ 133	$ 5